Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.51%
Aerospace & Defense–1.29%
Curtiss-Wright Corp.	20,287	$3,046,296
Airlines–0.82%
Spirit Airlines, Inc.(b)	88,673	1,939,279
Apparel Retail–0.94%
Ross Stores, Inc.	24,493	2,215,637
Apparel, Accessories & Luxury Goods–0.79%
Tapestry, Inc.	50,364	1,871,023
Application Software–6.60%
HubSpot, Inc.(b)	3,513	1,668,464
Manhattan Associates, Inc.(b)	26,219	3,636,838
Paylocity Holding Corp.(b)	14,939	3,073,998
Q2 Holdings, Inc.(b)(c)	22,427	1,382,625
Synopsys, Inc.(b)	12,705	4,234,195
Tyler Technologies, Inc.(b)	3,591	1,597,600
		15,593,720
Asset Management & Custody Banks–2.32%
Federated Hermes, Inc., Class B	51,361	1,749,356
Northern Trust Corp.	32,082	3,735,949
		5,485,305
Auto Parts & Equipment–1.66%
Aptiv PLC(b)	16,515	1,977,011
Visteon Corp.(b)	17,846	1,947,534
		3,924,545
Automotive Retail–2.29%
Advance Auto Parts, Inc.	14,150	2,928,484
CarMax, Inc.(b)	25,628	2,472,589
		5,401,073
Biotechnology–0.83%
Seagen, Inc.(b)	13,614	1,961,097
Building Products–1.57%
Carrier Global Corp.	80,932	3,712,351
Cable & Satellite–0.65%
Altice USA, Inc., Class A(b)	122,553	1,529,461
Casinos & Gaming–0.80%
Caesars Entertainment, Inc.(b)	24,284	1,878,610
Construction & Engineering–0.82%
Valmont Industries, Inc.(c)	8,075	1,926,695
Construction Materials–1.78%
Vulcan Materials Co.	22,864	4,200,117
Data Processing & Outsourced Services–1.09%
Block, Inc., Class A(b)	19,047	2,582,773
Distillers & Vintners–0.72%
Constellation Brands, Inc., Class A	7,418	1,708,514
Shares		Value
Drug Retail–0.60%
Walgreens Boots Alliance, Inc.	31,781	$1,422,835
Electric Utilities–1.19%
American Electric Power Co., Inc.	28,168	2,810,321
Electrical Components & Equipment–3.86%
Hubbell, Inc.	16,855	3,097,443
Regal Rexnord Corp.	16,976	2,525,689
Rockwell Automation, Inc.	12,512	3,503,736
		9,126,868
Electronic Equipment & Instruments–1.70%
Keysight Technologies, Inc.(b)	25,434	4,017,809
Environmental & Facilities Services–1.40%
Republic Services, Inc.	24,904	3,299,780
Fertilizers & Agricultural Chemicals–1.89%
Mosaic Co. (The)	67,066	4,459,889
Financial Exchanges & Data–0.62%
MarketAxess Holdings, Inc.	4,325	1,471,365
Food Distributors–1.11%
Sysco Corp.	32,107	2,621,537
Gas Utilities–1.58%
Atmos Energy Corp.	31,217	3,730,119
General Merchandise Stores–1.02%
Dollar General Corp.(c)	10,839	2,413,087
Health Care Equipment–1.35%
DexCom, Inc.(b)	6,222	3,183,175
Health Care Facilities–2.55%
Acadia Healthcare Co., Inc.(b)	44,861	2,939,741
Tenet Healthcare Corp.(b)	35,758	3,073,758
		6,013,499
Health Care Services–1.33%
LHC Group, Inc.(b)	18,680	3,149,448
Health Care Supplies–1.23%
Cooper Cos., Inc. (The)	6,937	2,896,822
Homebuilding–2.20%
D.R. Horton, Inc.	45,242	3,370,982
TopBuild Corp.(b)	10,067	1,826,053
		5,197,035
Hotels, Resorts & Cruise Lines–2.86%
Choice Hotels International, Inc.	20,291	2,876,452
Expedia Group, Inc.(b)	19,809	3,876,027
		6,752,479
Human Resource & Employment Services–2.35%
ASGN, Inc.(b)	24,979	2,915,299
Korn Ferry	40,405	2,623,901
		5,539,200

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Hypermarkets & Super Centers–1.24%
BJ’s Wholesale Club Holdings, Inc.(b)	43,254	$2,924,403
Industrial Machinery–1.09%
Evoqua Water Technologies Corp.(b)	54,956	2,581,833
Industrial REITs–1.53%
Duke Realty Corp.	62,129	3,607,210
Insurance Brokers–1.77%
Arthur J. Gallagher & Co.	23,894	4,171,892
Interactive Home Entertainment–2.22%
Electronic Arts, Inc.	20,918	2,646,336
Zynga, Inc., Class A(b)	280,718	2,593,834
		5,240,170
Internet Services & Infrastructure–0.87%
MongoDB, Inc.(b)	4,616	2,047,611
Investment Banking & Brokerage–1.67%
Raymond James Financial, Inc.	35,923	3,948,297
Leisure Products–0.38%
Peloton Interactive, Inc., Class A(b)(c)	33,938	896,642
Life Sciences Tools & Services–1.19%
Avantor, Inc.(b)	83,432	2,821,670
Managed Health Care–1.05%
Centene Corp.(b)	29,372	2,472,829
Metal & Glass Containers–1.22%
Silgan Holdings, Inc.	62,115	2,871,576
Movies & Entertainment–0.99%
Endeavor Group Holdings, Inc., Class A(b)(c)	78,834	2,327,180
Multi-Utilities–1.49%
CMS Energy Corp.	50,213	3,511,897
Office REITs–2.02%
Alexandria Real Estate Equities, Inc.	23,756	4,780,895
Oil & Gas Equipment & Services–2.74%
Baker Hughes Co., Class A	97,776	3,560,024
Schlumberger N.V.	70,582	2,915,743
		6,475,767
Oil & Gas Exploration & Production–2.50%
APA Corp.	72,210	2,984,439
Chesapeake Energy Corp.	33,423	2,907,801
		5,892,240
Pharmaceuticals–1.47%
Catalent, Inc.(b)	31,293	3,470,394
Property & Casualty Insurance–1.65%
Allstate Corp. (The)	28,099	3,891,992
Regional Banks–4.32%
Comerica, Inc.	34,234	3,095,781
First Citizens BancShares, Inc., Class A	4,413	2,937,293
Silvergate Capital Corp., Class A(b)	7,855	1,182,727
Webster Financial Corp.	53,175	2,984,181
		10,199,982
Shares		Value
Research & Consulting Services–3.13%
CACI International, Inc., Class A(b)	11,933	$3,594,936
TransUnion	36,819	3,804,875
		7,399,811
Residential REITs–1.52%
American Homes 4 Rent, Class A	89,584	3,586,048
Semiconductor Equipment–2.31%
KLA Corp.	6,852	2,508,243
MKS Instruments, Inc.	19,618	2,942,700
		5,450,943
Semiconductors–1.36%
Microchip Technology, Inc.	42,772	3,213,888
Specialized REITs–1.33%
Lamar Advertising Co., Class A	27,035	3,140,926
Specialty Chemicals–1.02%
PPG Industries, Inc.	18,421	2,414,440
Specialty Stores–1.45%
Tractor Supply Co.	14,684	3,426,805
Systems Software–1.56%
VMware, Inc., Class A	32,252	3,672,535
Thrifts & Mortgage Finance–0.61%
Rocket Cos., Inc., Class A	130,562	1,451,849
Total Common Stocks & Other Equity Interests (Cost $189,294,764)		234,973,489
Money Market Funds–0.49%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	389,899	389,899
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	319,607	319,511
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	445,599	445,599
Total Money Market Funds (Cost $1,154,989)		1,155,009
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $190,449,753)		236,128,498
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.57%
Invesco Private Government Fund, 0.31%(d)(e)(f)	1,823,683	1,823,683
Invesco Private Prime Fund, 0.34%(d)(e)(f)	4,255,685	4,255,259
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,078,516)		6,078,942
TOTAL INVESTMENTS IN SECURITIES–102.57% (Cost $196,528,269)		242,207,440
OTHER ASSETS LESS LIABILITIES—(2.57)%		(6,075,148)
NET ASSETS–100.00%		$236,132,292
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$766,908	$3,783,681	$(4,160,690)	$-	$-	$389,899	$23
Invesco Liquid Assets Portfolio, Institutional Class	589,006	2,702,629	(2,971,921)	(21)	(182)	319,511	50
Invesco Treasury Portfolio, Institutional Class	876,466	4,324,207	(4,755,074)	-	-	445,599	46
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,441,734	16,054,548	(17,672,599)	-	-	1,823,683	1,368*
Invesco Private Prime Fund	8,030,714	37,220,659	(40,990,487)	606	(6,233)	4,255,259	3,834*
Total	$13,704,828	$64,085,724	$(70,550,771)	$585	$(6,415)	$7,233,951	$5,321

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$234,973,489	$—	$—	$234,973,489
Money Market Funds	1,155,009	6,078,942	—	7,233,951
Total Investments	$236,128,498	$6,078,942	$—	$242,207,440
Invesco V.I. Main Street Mid Cap Fund®